Business Combinations and Disposals - Purchase Allocation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition		$ 0
Valora
Disclosure of detailed information about business combination [line items]
Current assets							$ 2,988
Clients							2,581
Inventory							2,967
Other non-current assets	$ 325						7,581
Total assets							46,562
Deferred tax liability	(1,887)						(1,325)
Other liabilities							(35,055)
Net assets acquired							10,182
Goodwill arising on acquisition							12,966
Business acquisition, consideration transferred					$ 673		23,148
Cash acquired							1,971
Net cash paid							21,177
Increase (decrease) in amounts allocated to assets in acquisition	(10,482)
Valora | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	7,395
Valora | Franchise contracts
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	447
Valora | Right of use assets
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	2,743
Valora | Right of use assets
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date							21,299
Valora | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date							8,699
Increase (decrease) in amounts allocated to assets in acquisition	(7,617)
Valora | Franchise contracts
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date							447
Delek
Disclosure of detailed information about business combination [line items]
Current assets			$ 191
Inventory			762
Other non-current assets			1,216
Total assets			5,857
Other liabilities			(910)
Net assets acquired			4,948
Goodwill arising on acquisition			2,735
Business acquisition, consideration transferred			7,683
Cash acquired			166
Net cash paid			7,517
Delek | Property, plant and equipment, net
Disclosure of detailed information about business combination [line items]
Total assets			$ 3,133
Valora Acquisitions One and Two
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred							$ 22,475
Sigma Supply
Disclosure of detailed information about business combination [line items]
Current assets								$ 132
Accounts receivable								1,252
Inventory								1,206
Other non-current assets								860
Total assets								7,351
Other liabilities								(2,104)
Net assets acquired								5,247
Goodwill arising on acquisition								2,138
Business acquisition, consideration transferred								7,385
Cash acquired								5
Net cash paid								7,380
Increase (decrease) in amounts allocated to assets in acquisition	(4,635)
Sigma Supply | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	3,824
Sigma Supply | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date								8
Increase (decrease) in amounts allocated to assets in acquisition	(8)
Sigma Supply | Customer relationships
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date								$ 3,893
Increase (decrease) in amounts allocated to assets in acquisition	(3,893)
CVI Refrigerants Ltda.
Disclosure of detailed information about business combination [line items]
Current assets										$ 615
Other non-current assets										972
Total assets										2,481
Other liabilities										(731)
Net assets acquired										1,750
Goodwill arising on acquisition										197
Business acquisition, consideration transferred										1,947
Consideration not paid on acquisition date										(186)
Consideration paid in acquisition date, net										1,761
Cash acquired										104
Net cash paid										1,657
CVI Refrigerants Ltda. | Goodwill
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						$ 1,923
CVI Refrigerants Ltda. | Distribution rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date										894
CVI Refrigerants Ltda Acquisition One and Two
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred										$ 1,947
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Current assets				$ 271
Other non-current assets				97
Total assets				727
Other liabilities				(223)
Net assets acquired				504
Goodwill arising on acquisition				3,918
Business acquisition, consideration transferred				4,422
Consideration not paid on acquisition date				(596)
Cash acquired				39
Net cash paid				3,787
Net Pay S.A.P.I de C.V. | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				26
Net Pay S.A.P.I de C.V. | Customer relationships
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				188
Net Pay S.A.P.I de C.V. | Technology cost
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				$ 145
OK Market
Disclosure of detailed information about business combination [line items]
Current assets									$ 463
Other non-current assets									1,238
Total assets									1,701
Other liabilities									(1,055)
Net assets acquired									646
Goodwill arising on acquisition									623
Business acquisition, consideration transferred									1,269
Cash acquired									6
Net cash paid									$ 1,263
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions
Disclosure of detailed information about business combination [line items]
Current assets						2,103
Other non-current assets						909
Total assets						4,295
Other liabilities						(1,535)
Net assets acquired						2,760
Goodwill arising on acquisition						5,443
Business acquisition, consideration transferred						8,203
Cash acquired						85
Net cash paid						8,118
Increase (decrease) in amounts allocated to assets in acquisition	(1,783)
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in amounts allocated to assets in acquisition	1,054
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions | Trademark rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						14
Increase (decrease) in amounts allocated to assets in acquisition	(14)
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions | Customer relationships
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date						$ 1,269
Increase (decrease) in amounts allocated to assets in acquisition	$ (1,269)